Netting Arrangements for Certain Financial Instruments and Securities Financing Activities - Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Liabilities But Available for Offset in Event of Default (Detail) - USD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Offsetting [Abstract]
Derivative liabilities Gross recognized liabilities	$ 2,761	$ 3,419
Repurchase agreements Gross recognized liabilities	1,575	1,430
Securities loaned Gross recognized liabilities	169	218
Total Gross recognized liabilities	4,505	5,067
Derivative liabilities Gross amounts liabilities offset in consolidated balance sheet	(1,589)	(2,312)
Total Gross amounts liabilities offset in consolidated balance sheet	(1,589)	(2,312)
Derivative liabilities Net amounts liabilities presented in consolidated balance sheet	1,172	1,107
Repurchase agreements Net amounts liabilities presented in consolidated balance sheet	1,575	1,430
Securities loaned Net amounts liabilities presented in consolidated balance sheet	169	218
Total Net amounts liabilities presented in consolidated balance sheet	2,916	2,755
Derivative liabilities Gross financial instrument liability amounts not offset in consolidated balance sheet	(142)	(109)
Repurchase agreements Gross financial instrument liability amounts not offset in consolidated balance sheet	(249)	(262)
Total Gross financial instrument liability amounts not offset in consolidated balance sheet	(391)	(371)
Repurchase agreements Gross collateral pledged amounts not offset in consolidated balance sheet	(1,326)	(1,168)
Securities loaned Gross collateral pledged amounts not offset in consolidated balance sheet	(167)	(215)
Total Gross collateral pledged amounts not offset in consolidated balance sheet	(1,493)	(1,383)
Derivative liabilities Net Amount	1,030	998
Securities loaned Net Amount	2	3
Total Net Amount Liabilities	$ 1,032	$ 1,001